Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 4 — COMMITMENTS AND CONTINGENCIES

The Company evaluates its business transactions and agreements during the course of business to identify whether any contingencies or commitments exist which would give rise to the recognition of a loss or liability. The Company is currently not involved with or knows of any pending or threatening litigation against the Company or any of its officers. Further, the Company is currently complying with all relevant laws and regulations and does not have any long-term commitments or guarantees.

Marketing Agreement

In March of 2024, the Company entered into a marketing agreement with Outside the Box Capital, Inc. (“OTB Capital”) for marketing services to be provided for the six-month period from May 1, 2024 to October 31, 2024. Compensation for these services will be $100,000 in cash and due upon the earlier of the successful completion of the Company’s IPO or within six months from the effective date of the agreement. Additionally, the Company will issue shares of BHHI Common Stock, priced at the IPO, totaling $200,000 which equals 50,000 shares. These shares became due 10 days after the successful completion of the Company’s IPO on March 6, 2025, deemed the listing date (“Listing Date”), and were issued in April of 2025. This balance of $200,000, which is an increase to stockholders’ equity for the issuance of common stock for services for the nine months ended September 30, 2025, was separated into 6 months of service and the portion of the remaining period of approximately two months representing the days between July 1st through September 6th, $66,666, was added to the prepaid expense balance during the three months ended September 30, 2025. Lastly, if within the term of the Company’s agreement with OTB Capital, the Company’s shares achieve a 7-day moving average (calculated using daily VWAP) share price of $9 or more, the Company will issue an additional 50,000 shares to OTB Capital. This share price threshold was not achieved during the nine or three months ended September 30, 2025. Services under this contract were not provided during the expected service period of May through October of 2024. A modification of the agreement was negotiated and finalized in November of 2024. Services were amended to begin on December 15, 2024 through June 15, 2025. Services had not yet commenced as of December 31, 2024 and through March 5, 2025. As a result, another modification of the agreement was executed on March 28, 2025. This new agreement revised the dates of service to begin on March 6, 2025 through September 6, 2025. It also revised the terms of compensation and, as a result, the base compensation of $100,000 will be payable in two tranches, the first payment for $50,000 within 10 business days following the Company’s Listing Date as a publicly traded company and the second and final payment for the remaining amount will be due three months from the Listing Date. The first payment of $50,000 was made in April of 2025 and the final payment was made on June 5, 2025. No accrual for a liability was required or recorded as of December 31, 2024. The balance of $50,000 of the final payment was separated into 3 months of service starting with June 2025. A total of $100,000 and $33,333 was recorded as an advertising and marketing expense during the nine and three months ended September 30, 2025, respectively.

Broncos Sponsorship Agreement

During 2023, the Company entered into a sponsorship agreement with Stadium Management Company and the Denver Broncos. This resulted in marketing expenses totaling $305,000 accrued during the year ended December 31, 2023. In September of 2024, the parties terminated the sponsorship agreement and this resulted in a reduction of the payable amount from $305,000 to $61,000. The reduction of $244,000 was recorded as other income during the three and nine months ended September 30, 2024. The balance of $61,000 remains outstanding as of September 30, 2025 and December 31, 2024, and is recorded as accounts payable on the balance sheets.

Cloud Computing Arrangements — Technology Purchase Agreements

On November 13, 2024 (the “Artemis Effective Date”), the Company entered into a MSA with Artemis, a skilled technology company, whereby Artemis agreed to develop a proprietary machine learning solution for the Company’s platform (the “Software”) and provide certain services. In exchange, the Company agreed to issue 937,500 shares of its Common Stock to Artemis (the “Artemis Stock Consideration”) in December 2024. The Artemis Stock Consideration is subject to a lock-up provision, with shares of the Artemis Stock Consideration to be released in three (3) equal tranches of 312,500 shares each according to the terms outlined in the MSA and the respective Statements of Work (“SOWs”) attached thereto. In connection with the execution of the MSA, on November 13, 2024 (the “EVEMeta Effective Date”), the Company entered into a SaaS Agreement with EVEMeta, an innovative technology company, whereby EVEMeta agreed to license its solution to the Company. In exchange, the Company agreed to issue 312,500 shares of its Common Stock to EVEMeta (the “EVEMeta Stock Consideration” and, collectively, with the Artemis Stock Consideration, the “Stock Consideration”). The 1,250,000 shares granted to Artemis and EVEMeta in exchange for services had a fair market value of $4.00 per share at the date of grant for a total cost of $5,000,000. Further, once released from lock up, the Company will provide each vendor with a guarantee of a minimum value for the released shares for 18 months from the date of release. In the event that either vendor is not able to resell the shares at the IPO price of $4.00 per share, the Company will make additional payments under its minimum value guarantee to the vendor in cash to ensure a total compensation of $3,750,000 to Artemis and $1,250,000 to EVEMeta. Those payments will be made in cash and not in additional shares of Common Stock.

The issuances of the Stock Consideration are accounted for as a combination award in accordance with the accounting provisions under ASC 718, “Compensation — Stock Compensation” and ASC 350-40, “Intangibles — Goodwill and Other-Internal-Use Software” as noted in Note 2, regarding the technology purchase agreements.

The Stock Consideration is classified as a combination of equity awards (referred to herein as Issuance of Common Stock for Services) or liability awards (referred to herein as Stock-Based Compensation Liability) in accordance with GAAP. The fair value of an equity-classified award is determined at the grant date and is either recognized as an expense to software expense, an operating expense, on a straight-line basis over the service period, or is capitalized as an implementation cost and amortized to software expense over the useful life of the cloud computing arrangement once the software is placed in use. Whether the amount is expensed or capitalized is based on the respective statement of work in each agreement, the value attributed to each and the realization of those services. The fair value of a liability-classified award is determined on a quarterly basis beginning at the grant date until final vesting. Changes in the fair value of liability-classified awards are either recorded to software expense, an operating expense, on a straight-line basis over the service period, or capitalized as an implementation cost and amortized to software expense over the useful life of the cloud computing arrangement once the software is placed in use. Changes in the fair value of liability-classified awards do not result in an impact to the Company’s stockholders’ equity (deficit) balance.

As of December 31, 2024, the Company only recognized the par value of the shares that were issued and has recorded $125 as a non-current prepaid expense in other assets. The services in accordance with the agreements commenced on the Company’s IPO date, March 7, 2025, and as of September 30, 2025, services have been performed under the agreements and compensation costs for the services rendered has been recognized as a software expense or capitalized to capitalized implementation costs, based on the respective agreements.

The Company recognized the following amounts in total non-employee stock-based compensation costs in relation to the Stock Consideration issued for the technology purchase agreements for the nine and three months ended September 30, 2025 and 2024:

	Nine Months Ended September 30,		Three Months Ended September 30,
	2025	2024	2025	2024
Stock Consideration – Total Expensed	$199,089	$—	$—	$—
Stock Consideration – Total Capitalized	$389,171	$—	$—	$—

Equity-Classified Awards

The Company recognized the following amounts in non-employee equity-classified stock-based compensation costs for the nine and three months ended September 30, 2025 and 2024:

	Nine Months Ended September 30,		Three Months Ended September 30,
	2025	2024	2025	2024
Equity-Classified Awards – Expensed	$159,091	$—	$—	$—
Equity-Classified Awards – Capitalized	$312,500	$—	$—	$—

As of September 30, 2025, there was $4.5 million of total unrecognized compensation cost related to the Company’s equity-classified awards. This cost is expected to be recognized over a weighted-average period of 6.25 years, contingent upon the Company’s ongoing discussions with Artemis and EVEMeta to resolve the issues that caused the Company to send the notices of breach referenced above in Note 2 of this filing. During the nine and three months ended September 30, 2025, the Company recorded software expenses of $159,091 and $0, respectively, in connection with the services rendered with the support and maintenance services with Artemis and the use of the EVEMeta compression software, which included the expensing of the $62 previously recorded as a debit to non-current prepaid expense asset and a credit to Common Stock as of December 31, 2024, for a total increase to stockholders’ equity of $159,029 and $0 during the nine and three months ended September 30, 2025, respectively. Further, during the nine and three months ended September 30, 2025, the Company recorded an increase to capitalized implementation costs of $312,500 and $0, respectively, in connection with the development services rendered, which included the expensing of the $63 previously recorded as a debit to non-current prepaid expense asset and a credit to Common Stock as of December 31, 2024, for a total increase to stockholders’ equity of $312,437 during the nine months ended September 30, 2025. As a result, the total increase to stockholders’ equity for the issuance of common stock for services was $471,466 for the nine months ended September 30, 2025, which is the sum of the aforementioned $312,437 and $159,029 amounts. For the three months ended September 30, 2025, there was no increase to stockholders’ equity for the issuance of common stock for services in connection with the technology purchase agreements.

Liability-Classified Awards

The Company recognized the following amounts in non-employee liability-classified stock-based compensation costs for the nine and three months ended September 30, 2025 and 2024:

	Nine Months Ended September 30,		Three Months Ended September 30,
	2025	2024	2025	2024
Liability-Classified Awards – Expensed	$39,998	$—	$—	$—
Liability-Classified Awards – Capitalized	$76,671	$—	$—	$—

On May 12, 2025, the Company executed an amendment to the MSA with Artemis. The amendment eliminated the minimum share price guarantee, therefore no longer requiring the Company to guarantee a minimum return of $4 on the sale of each share received in compensation for the MSA. The amendment triggered a cash payment of $225,000 by the Company to Artemis. Further, the Company agreed to remove the lock-up provision and gradual release obligations relating only to the stock consideration included in Exhibit A of the amended agreement, which releases 234,375 shares of Common Stock as of the amendment date. The cash payment, elimination of the $4 guarantee, and removal of the lock-up provision and gradual release obligations were made in contemplation of Artemis delivering to the Company the Services and Deliverable to be provided pursuant to the MSA.

On the same day, the Company executed an amendment to the SaaS Agreement with EVEMeta. The amendment eliminated the minimum share price guarantee, therefore no longer requiring the Company to guarantee a minimum return of $4 on the sale of each share received in compensation for the SaaS Agreement. The amendment triggered a cash payment of $25,000 by the Company to EVEMeta. No shares were released from lock-up provisions for EVEMeta. The cash payment and elimination of the $4 guarantee were made in contemplation of EVEMeta delivering to the Company the Compression Services to be provided pursuant to the SaaS.

On May 12, 2025, the Company completed a fair value measurement valuation for the cash settlement provision, the liability classified award, using a Monte Carlo simulation model and determined a total fair value of $2,942,136. The Company recognized a stock-based compensation liability from the total fair value only to the extent in which services were provided to the Company through the amendment date, which resulted in partial recognition and was an estimate by the Company as of the amendment date. This resulted in the recognition of an increase to the stock-based compensation liability of $44,392 as of March 31, 2025 for $72,277 from April 1, 2025 through the amendment date, of which $41,331 was capitalized to capitalized implementation costs and $30,946 was expensed as a software expense. During the three months ended September 30, 2025, these amounts did not have an impact on the balance of the Company’s stockholders’ equity.

As of May 12, 2025, the Company recognized a stock-based compensation liability of $116,669, of which $76,671 was capitalized to capitalized implementation costs and $39,998 was expensed as a software expense. The stock-based compensation liability was extinguished as a result of the amendment on May 12, 2025.

NOTE 4 — COMMITMENTS AND CONTINGENCIES

The Company evaluates its business transactions and agreements during the course of business to identify whether any contingencies or commitments exist which would give rise to the recognition of a loss or liability. The Company is currently not involved with or know of any pending or threatening litigation against the Company or any of its officers. Further, the Company is currently complying with all relevant laws and regulations and does not have any long-term commitments or guarantees.

Marketing Agreement

In March of 2024, the Company also entered into a marketing agreement with Outside the Box Capital, Inc. for marketing services to be provided for the six-months period from May 1, 2024 to October 31, 2024. Compensation for these services will be $100,000 in cash and due upon either the successful completion of the Company’s IPO or within six months from the effective date of the agreement, the earlier of the two dates. Additionally, the Company will issue shares of BHHI Common Stock, priced at the IPO, totaling $200,000. The shares became due 10 days after the successful completion of the Company’s IPO on March 6, 2025, deemed the listing date, and were issued in April of 2025. Lastly, if the Company achieves a $50 million market cap for a minimum of seven days during the period of services, the Company will issue an additional 50,000 shares. Services under this contract were not provided during the expected service period of May through October of 2024. A modification of the agreement was negotiated and finalized in November of 2024. Services were amended to begin on December 15, 2024 through June 15, 2025. Services had not yet commenced as of December 31, 2024. As a result, a modification of the agreement was executed on March 28, 2025. This new agreement revised the dates of service to begin on March 6, 2025 through September 6, 2025. It also revised the terms of compensation and, as a result, the base compensation of $100,000 will be payable in two tranches, the first payment for $50,000 within 10 business days following the Company’s listing date as a publicly traded company (“Listing Date”) and the second and final payment for the remaining amount will be due three months from the Listing Date. The first payment of $50,000 was made in April of 2025. As a result, no accrual for a liability was recorded as of December 31, 2024. Please see Note 10 for more detail on this amendment.

Broncos Sponsorship Agreement

During 2023, the Company entered into a sponsorship agreement with Stadium Management Company and the Denver Broncos. This resulted in marketing expenses totaling $305,000 during the year ended December 31, 2023. In September of 2024, the parties concluded the sponsorship agreement and this resulted in a reduction of the payable amount from $305,000 to $61,000. The reduction of $244,000 was recorded as other income during the year ended December 31, 2024.

Technology Purchase Agreements

On November 13, 2024 (the “Artemis Effective Date”), the Company entered into a MSA with Artemis, a skilled technology company, whereby Artemis agreed to develop a proprietary machine learning solution for the Company’s platform (the “Software”) and provide certain services. In exchange, the Company agreed to issue 937,500 shares of its Common Stock to Artemis (the “Artemis Stock Consideration”) in December 2024. The Artemis Stock Consideration is subject to a lock-up provision, with shares of the Artemis Stock Consideration to be released in three (3) equal tranches of 312,500 shares each according to the terms outlined in the MSA and the respective Statements of Work (“SOWs”) attached thereto. In connection with the execution of the MSA, on November 13, 2024 (the “EVEMeta” Effective Date”), the Company entered into a SaaS Agreement with EVEMeta, an innovative technology company, whereby EVEMeta agreed to license its solution to the Company. In exchange, the Company issued 312,500 shares of its Common Stock to EVEMeta (the “EVEMeta Stock Consideration” and, collectively, with the Artemis Stock Consideration, the “Stock Consideration”). The 1,250,000 shares granted to Artemis and EVEMeta in exchange for services had a fair market value of $4.00 per share at the date of grant for a total cost of $5,000,000. Further, once released from lock up, the Company will provide each vendor with a guarantee of a minimum value for the released shares for 18 months from the date of release. In the event that either vendor is not able to resell the shares at the IPO price of $4.00 per share, the Company will make additional payments under its minimum value guarantee to the vendor in cash to ensure a total compensation of $3,750,000 to Artemis and $1,250,000 to EVEMeta. Those payments will be made in cash and not in additional shares of Common Stock.

The issuances of the Stock Consideration are accounted for in accordance with the accounting provisions under ASC 718, “Compensation — Stock Compensation” and ASC 350-40, “Intangibles — Goodwill and Other-Internal-Use Software” as noted in Note 2, regarding the technology purchase agreements. As of December 31, 2024, the Company did not recognize a liability for the cash settlement provision since the IPO had not yet taken place. Further, the Company has only recognized the par value of the shares that were granted and has recorded $125 as an other assets. The remaining cost basis will be recognized as the milestones are achieved and shares are removed from the lock-up provisions, which is expected to commence in 2025. Please refer to Note 2 and 5 for further detail about the technology purchase agreements.